Discontinued operations - Summary of Selected Operating Results of Discontinued Operations (Details) - USD ($)	4 Months Ended	12 Months Ended
	Jun. 27, 2025	Dec. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	$ 1,377,987
Cost of sales	(347,208)
Gross profit	1,030,779
Selling, general and administrative expenses	790,181
Marketing and e-commerce expenses	1,318,518
Loss on disposal of subsidiary	12,862,936	$ 61,130
Total operating expenses	14,971,635
Operating loss	(13,940,856)
Interest income	17,628
Total other income	17,628
Loss from discontinued operations	(288)
Net loss from discontinued operations	(13,923,516)	$ (13,923,516)
Americana Liberty LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary	(12,862,936)
Net loss from discontinued operations	(13,923,516)
Assets	1,957,873
Goodwill	11,082,174
Trademark	530,000
Liabilities	(372,169)
Net assets	13,197,878
Receivables	334,942
Total fair value of consideration for the disposal	$ 334,942